OPERATING LEASES - Operating Lease Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease income	$ 123,292
Variable lease income	18,783
Total operating lease income	$ 142,075